UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03391

                           Centennial Government Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Centennial Government Trust

                                                                      Principal
                                                                         Amount              Value
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--88.9%
FNMA Master Credit Facility:
1.61%, 10/1/04                                                    $  50,711,000     $   50,711,000
1.647%, 11/1/04                                                      44,616,000         44,552,992
1.70%, 12/1/04                                                       50,000,000         49,855,972
---------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
1.40%, 4/1/05                                                        15,000,000         14,996,464
1.50%, 3/1/05                                                        33,000,000         33,000,000
1.53%, 1/5/05 1                                                      50,000,000         49,999,340
1.58%, 10/29/04                                                      25,000,000         24,969,278
1.679%, 9/16/05 1                                                    47,725,000         47,711,193
1.75%, 7/26/05 1                                                     50,000,000         49,991,349
3.625%, 10/15/04                                                     21,145,000         21,161,148
3.875%, 12/15/04                                                     12,000,000         12,052,241
---------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
1.545%, 10/26/04                                                     45,000,000         44,951,615
1.561%, 10/20/04                                                      3,400,000          3,397,199
1.595%, 11/2/04                                                      35,000,000         34,950,378
1.605%, 11/9/04                                                      12,949,000         12,926,485
1.62%, 11/16/04                                                      35,000,000         34,927,550
1.63%, 10/5/04-12/7/04                                               54,432,000         54,380,975
1.64%, 11/23/04                                                      35,000,000         34,915,494
1.70%, 12/2/04                                                       40,000,000         39,882,889
1.71%, 11/22/04-11/30/04                                             51,465,000         51,332,205
1.72%, 12/27/04                                                      50,000,000         49,792,167
1.73%, 10/18/04                                                      18,010,000         17,995,287
1.78%, 12/14/04                                                      40,000,000         39,853,644
1.87%, 12/21/04                                                      25,000,000         24,894,813
2.065%, 3/29/05                                                      35,000,000         34,640,633
---------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.375%, 2/18/05                                                      30,000,000         30,000,000
1.40%, 2/25/05                                                       25,000,000         25,000,000
1.535%, 10/20/04                                                      7,700,000          7,693,742
1.58%, 10/27/04                                                      35,000,000         34,960,061
1.60%, 5/13/05                                                        7,500,000          7,500,000
1.61%, 10/4/04                                                       25,000,000         24,996,646
1.62%, 11/3/04-11/17/04                                              90,000,000         89,835,078
1.645%, 4/15/05 1                                                    25,000,000         24,993,840
1.67%, 11/24/04                                                      35,000,000         34,912,325
1.755%, 1/28/05 1                                                    50,000,000         49,998,360
1.845%, 12/22/04                                                     25,000,000         24,894,938
1.99%, 3/9/05                                                        15,000,000         14,868,163
---------------------------------------------------------------------------------------------------
Overseas Private Investment Corp.:
1.99%, 1/20/05 1,2                                                    1,667,711          1,670,018
2.02%, 1/20/05 1,2                                                    2,392,407          2,409,457
---------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $1,251,574,939)                                 1,251,574,939

---------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--10.9% 3
Undivided interest of 76.88% in joint repurchase agreement
(Principal Amount/Value $200,000,000, with a maturity value of
$200,010,500) with Bear Stearns & Co., Inc., 1.89%, dated 9/30/04, to be repurchased at $153,758,072 on 10/1/04, collateralized by
Federal National Mortgage Assn., 5%--5.50%, 7/1/33--9/1/34, with
a value of $205,464,103 (Cost $153,750,000)                        153,750,000         153,750,000
---------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,405,324,939)                         99.8%      1,405,324,939
---------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                            0.2           2,236,390
                                                                 ----------------------------------
Net Assets                                                               100.0%     $1,407,561,329
                                                                 ==================================



Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.
2. Illiquid security.
3. The Trust may have elements of risk due to concentrated investments. Such concentrations may subject the Trust to additional risks.



SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)